TRADE AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Trade and other payables
	September 30, 2018	December 31, 2017
	$	$

Trade Payables	197,111	119,013
Accrued Liabilities	8,267	31,200

	205,378	150,213